Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2024
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Summary of Reconciliation of Net Assets Available for Benefits and Reconciliation of Net Increase to Net Income

The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024 to the Form 5500:

	2025	2024

Net assets available for benefits per the financial statements	$28,838,369	$24,549,357
True up match contribution receivable	-	(96,609)
Net assets available for benefits per the Form 5500	$28,838,369	$24,452,748

The following is a reconciliation of net increase per the financial statements for the year ended December 31, 2025, to net income per the Form 5500:

2025

Net increase per the financial statements	$4,289,012
True up match contribution receivable – 2024	96,609
Net increase per the Form 5500	$4,385,621